SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

_____________________________________________________________________________
                 AMERICAN GENERAL LIFE INSURANCE COMPANY
                         VARIABLE SEPARATE ACCOUNT
                         Polaris Variable Annuity
                       Polaris II Variable Annuity
                  Polaris Platinum II Variable Annuity
                   Polaris Choice II Variable Annuity
                  Polaris Choice III Variable Annuity

                     VARIABLE ANNUITY ACCOUNT SEVEN
                     Polaris Plus Variable Annuity
                  Polaris II A-Class Variable Annuity
          Polaris II A-Class Platinum Series Variable Annuity
_____________________________________________________________________________


Effective December 10, 2015, Pyramis Global Advisors, LLC, subadviser for the Real Estate Portfolio under the SunAmerica Series Trust, changed its name to FIAM LLC.












Dated:  December 28, 2015

             Please keep this Supplement with your Prospectus